Investment In Unconsolidated Joint Venture (Schedule Of Financial Position of Unconsolidated Joint Ventures) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Investment In Unconsolidated Joint Venture [Abstract]
Investment in hotel properties, net	$ 49,305
Cash and cash equivalents	1,184
Restricted cash, property escrows	464
Accounts receivable, prepaid expenses, and other assets	320
Total Assets	51,273
Accounts payable, accrued expenses, and other liabilities	633
Land option liability	6,190
Long-term debt, net of deferred financing costs	33,155
Total Liabilities	39,978
Condor equity	9,036
TWC equity	2,259
Total Equity	11,295
Total Liabilities and Equity	$ 51,273